CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 764,849	$ 957,521	$ 2,002,031
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	188,356	173,667	154,939
Stock-based compensation	237,078	2,504	196,115
Change in fair value warrant derivative liability	0	0	(137,313)
Unrealized foreign exchange loss (gain)	192,352	(65,133)	(296,022)
Purchase of trading securities	(2,149,341)	(2,357,144)	(1,378,637)
Proceeds on sale of trading securities	2,193,935	2,053,292	1,562,517
Net gain on sales of trading securities	(360,754)	(689,407)	(1,346,699)
Impairment on trading securities	0	211,018	0
Changes in non-cash working capital items:
(Increase) decrease in receivables and other assets	(1,587)	(2,599)	76,836
Decrease (increase) in inventory	179,331	(133,292)	(448,944)
Change in asset retirement obligation	6,171	(47,054)	(18,517)
Increase (decrease) in accounts payable and accrued liabilities	278,025	747,575	139,110
Net cash provided by operating activities	1,528,415	670,948	505,415
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(259,602)	(203,419)	(319,590)
Net cash used in investing activities	(259,602)	(203,419)	(319,590)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options and warrants	0	94,929	406,044
Repurchase of capital stock	(163,141)	(338,386)	(121,852)
Net cash (used in) provided by financing activities	(163,141)	(243,457)	284,192
Change in cash and cash equivalents and restricted cash during the year	1,105,672	224,072	470,017
Cash and cash equivalents and restricted cash at beginning of year	4,971,650	4,747,578	4,277,561
Cash and cash equivalents and restricted cash, end of the year	6,077,322	4,971,650	4,747,578
Reconciliation of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents at beginning of year	4,675,328	4,451,256	3,981,239
Restricted cash at beginning of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash at beginning of year	4,971,650	4,747,578	4,277,561
Cash and cash equivalents at end of year	5,781,000	4,675,328	4,451,256
Restricted cash at end of year	296,322	296,322	296,322
Cash and cash equivalents and restricted cash, end of the year	$ 6,077,322	$ 4,971,650	$ 4,747,578